BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Class F Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	25,000,000	25,000,000
Common shares, shares issued	7,187,500	7,187,500
Common shares, shares outstanding	7,187,500	7,187,500
Class F Common Stock | Over-allotment option
Maximum shares subject to forfeiture		937,500
Common stock subject to redemption | Over-allotment option
Maximum shares subject to forfeiture		937,500